ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
THE COMMODORE HELMSMAN®
AND THE COMMODORE MAJESTY®
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2008
Annuity Investors Life Insurance Company (“the Company,” “we,” “our” and “us”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2008, for either The Commodore Helmsman®, or The Commodore Majesty® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the subaccounts (collectively, the “Closed Subaccounts”) investing in the following Portfolios:
Janus Aspen Series
-Janus Aspen Worldwide Growth Portfolio-Service Shares
Old Mutual Insurance Series Fund (formerly PBHG Insurance Series Fund)
-Old Mutual Large Cap Growth Portfolio
-Old Mutual Mid-Cap Portfolio
-Old Mutual Select Value Portfolio
The Janus Aspen Worldwide Growth Portfolio Closed Subaccount, the Old Mutual Large Cap Growth Portfolio Closed Subaccount, the Old Mutual Mid-Cap Portfolio Closed Subaccount, and the Old Mutual Select Value Portfolio Closed Subaccount are additional investment options of the Contracts available only to Contract Owners who held Accumulation Units in these Subaccounts on November 30, 2004. Each of these investment options will become unavailable to you once you no longer have money in that Closed Subaccount. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Closed Subaccounts described in this Supplemental Prospectus.
The Statement of Additional Information (“SAI”) dated May 1, 2008, contains more information about the Separate Account and the Contracts, including the Closed Subaccounts. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The registration number for The Commodore Helmsman® is 333-88300; and The Commodore Majesty® is 333-88302.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.
▪	The Contracts are not FDIC or NCUSIF insured

▪	The Contracts are obligations of the Company and not of the bank or credit union

▪	The bank or credit union does not guarantee the Company’s obligations under the Contracts

▪	The Contracts involve investment risk and may lose value
FINANCIAL INFORMATION
Condensed Financial Information
Appendix A to this Supplemental Prospectus provides condensed financial information for the Commodore Helmsman® and the Commodore Majesty® variable annuities with respect to each Closed Subaccount. This information includes the following information:
•	year-end accumulation unit value for each Closed Subaccount from the end of the year of inception through December 31, 2007

•	number of accumulation units outstanding as of the end of each period.
Financial Statements
The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.
THE PORTFOLIOS
The Separate Account currently offers each of the Closed Subaccounts only to the Contract Owners who held Accumulation Units in such Closed Subaccount on the date it was closed to new investors (as indicated on the first page of this Supplemental Prospectus). Each Closed Subaccount invests in the corresponding Portfolio listed below, which has its own investment objectives, policies and practices. The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of the Portfolios, the investment advisory services and administrative services of the Portfolios, and the charges of the Portfolios.
You should read the Portfolio prospectuses and this Supplemental Prospectus carefully before making any decision concerning allocating additional purchase payments or transferring amounts to any of these Closed Subaccounts or the Subaccounts.
There is no assurance that any Portfolio will achieve its stated objectives. The SEC does not supervise the management or the investment policies and/or practices and/or of any Portfolio.
All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Value. Portfolio dividends and net capital gains are not distributed to Owners.

The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of the Portfolios will be the same or similar to the investment performance of any publicly available mutual fund.

Portfolio	Adviser and Type of Fund
Janus Aspen Series
Janus Aspen Worldwide Growth Portfolio – Service Shares	Janus Capital Management LLC
Worldwide Growth
Old Mutual Insurance Series Fund
Old Mutual Large Cap Growth Portfolio	Old Mutual Capital, Inc.
Large Cap Growth
Old Mutual Mid-Cap Portfolio	Old Mutual Capital, Inc.
Mid-Cap Blend
Old Mutual Select Value Portfolio	Old Mutual Capital, Inc.
Value Blend
Expenses of the Portfolios
In addition to charges and deductions by us, there are Portfolio management fees and administration expenses. These fees and expenses are described in the prospectuses and statements of additional information for the Portfolios. The actual portfolio fees and expenses for the prior calendar year are included in the Expense Tables section of this Supplemental Prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).
Investment Options-Allocations
You can allocate purchase payments in whole percentages to any of the currently available Subaccounts described in the Contract Prospectus or to any of the Fixed Account options. You may allocate purchase payments to the Janis Aspen Series Worldwide Growth Portfolio Subaccount, the Old Mutual Large Cap Growth Portfolio Subaccount, the Old Mutual Mid Cap Portfolio Subaccount and the Old Mutual Select Value Portfolio Subaccount only if you had Accumulation Units in that Closed Subaccount as of November 30, 2004. Each of these investment options will become unavailable to you once you no longer have money in that Closed Subaccount. Interests in the Closed Subaccounts described in this Supplemental Prospectus are securities registered with the Securities and Exchange Commission. The Owner bears the risk of investment gain or loss on amounts allocated to these Closed Subaccounts or any other Subaccounts.
Substitutions of Portolios
As described in the Contract Prospectus, we may substitute a new Portfolio or similar investment option for any Portfolio in which a Subaccount invests. We would make a substitution to ensure the underlying Portfolio continues to be a suitable investment, consistent with the protection of investors. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Portfolio’s investment objectives or restrictions, a change in the availability of the Portfolio for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract Owners.

APPENDIX A: CONDENSED FINANCIAL INFORMATION
The tables below give year-end Accumulation Unit Information for the Commodore Helmsman® and Commodore the Majesty® variable annuities with respect to each Closed Subaccount from the end of the year of inception through December 31, 2007. It should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount shown was 10.00000 as of August 1, 2002 (the effective date of the Closed Subaccounts).
The Commodore Helmsman® (Current Contract)

Standard Accumulation	Standard Accumulation
Unit Value	Units Outstanding	Year
Janus Aspen Worldwide Growth Portfolio-Service Shares
15.290105	11,599.256	12/31/07
14.180534	11,403.652	12/31/06
12.194095	10,485.439	12/31/05
11.714601	8,359.595	12/31/04
11.366047	5,065.608	12/31/03
9.318424	127.119	12/31/02
Old Mutual Large Cap Growth Portfolio
16.424743	7,675.652	12/31/07
13.929183	7,258.780	12/31/06
13.384860	7,264.014	12/31/05
12.982856	6,168.429	12/31/04
12.085570	4,102.200	12/31/03
9.341083	212.760	12/31/02
Old Mutual Mid-Cap Portfolio
17.592387	65,437.504	12/31/07
17.557107	61,150.493	12/31/06
16.013479	57,616.098	12/31/05
15.362687	49,875.872	12/31/04
13.108710	13,215.766	12/31/03
9.896435	1,879.955	12/31/02
Old Mutual Select Value Portfolio
14.734090	10,623.430	12/31/07
14.163035	11,177.562	12/31/06
11.423480	9,162.474	12/31/05
11.085470	16,792.745	12/31/04
10.930693	4,717.262	12/31/03
9.369709	243.862	12/31/02

The Commodore Helmsman® (Contract with Death Benefit Rider No Longer Available*)

* See The Commodore Helmsman® Supplemental Prospectus dated May 1, 2005 regarding the Cancelled Death Benefit Rider for more information.

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.50% Total	1.50% Total M&E	with 1.65% Total	1.65% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Janus Aspen Worldwide Growth Portfolio-Service Shares
15.207004	0.000	15.083186	0.000	12/31/07
14.117861	0.000	14.024364	0.000	12/31/06
12.152487	0.000	12.090342	0.000	12/31/05
11.686442	0.000	11.644337	0.000	12/31/04
11.350163	0.000	11.326374	0.000	12/31/03
9.314569	0.000	9.308784	0.000	12/31/02
Old Mutual Large Cap Growth Portfolio
16.335465	0.000	16.202495	0.000	12/31/07
13.867605	0.000	13.775786	0.000	12/31/06
13.339178	0.000	13.270997	0.000	12/31/05
12.951640	0.000	12.905007	0.000	12/31/04
12.068674	0.000	12.043406	0.000	12/31/03
9.337213	0.000	9.331418	0.000	12/31/02
Old Mutual Mid-Cap Portfolio
17.496769	0.000	17.354321	0.000	12/31/07
17.479516	0.000	17.363764	0.000	12/31/06
15.958857	0.000	15.877263	0.000	12/31/05
15.325775	0.000	15.270578	0.000	12/31/04
13.090394	0.000	13.062971	0.000	12/31/03
9.892344	0.000	9.886203	0.000	12/31/02
Old Mutual Select Value Portfolio
14.654047	0.000	14.534736	0.000	12/31/07
14.100477	0.000	14.007090	0.000	12/31/06
11.384523	0.000	11.326294	0.000	12/31/05
11.058851	0.000	11.018992	0.000	12/31/04
10.915427	0.000	10.892547	0.000	12/31/03
9.365833	0.000	9.360017	0.000	12/31/02

The Commodore Helmsman® (Contract with Death Benefit Rider No Longer Available*)

* See The Commodore Helmsman* Supplemental Prospectus dated May 1, 2005 regarding the Cancelled Death Benefit Rider for more information.

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.70% Total	1.70% Total M&E	with 1.80% Total	1.80% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Janus Aspen Worldwide Growth Portfolio-Service Shares
15.042227	482.140	14.960272	0.000	12/31/07
13.993415	731.037	13.931425	0.000	12/31/06
12.069759	624.332	12.028503	0.000	12/31/05
11.630396	1,333.949	11.602418	0.000	12/31/04
11.318524	300.808	11.302696	0.000	12/31/03
9.306871	22.567	9.303025	0.000	12/31/02
Old Mutual Large Cap Growth Portfolio
16.158508	1,889.341	16.070477	59.461	12/31/07
13.745397	1,848.171	13.684514	59.461	12/31/06
13.248428	1,716.469	13.203151	59.461	12/31/05
12.889577	3,170.906	12.858569	59.461	12/31/04
12.035047	2,316.839	12.018235	59.461	12/31/03
9.329501	0.000	9.325638	0.000	12/31/02
Old Mutual Mid-Cap Portfolio
17.307213	927.829	17.212947	129.457	12/31/07
17.325469	912.363	17.248755	100.507	12/31/06
15.850262	840.419	15.796109	67.553	12/31/05
15.252308	1,117.201	15.215643	95.984	12/31/04
13.053903	947.469	13.035682	137.186	12/31/03
9.884168	1.504	9.880086	7.049	12/31/02
Old Mutual Select Value Portfolio
14.495294	1,934.155	14.416316	0.000	14.495294
13.976206	1,718.287	13.914293	0.000	12/31/06
11.307036	1,479.002	11.268376	0.000	12/31/05
11.005821	2,653.564	10.979333	0.000	12/31/04
10.884989	2,304.599	10.869777	0.000	12/31/03
9.358097	0.000	9.354224	0.000	12/31/02

The Commodore Majesty® (Current Contract)

	Number of
Standard Accumulation	Standard Accumulation Units
Unit Value	Outstanding	Year
Janus Aspen Worldwide Growth Portfolio-Service Shares
15.083186	1,654.943	12/31/07
14.024364	1,640.969	12/31/06
12.090342	1,987.708	12/31/05
11.644337	7,101.524	12/31/04
11.326374	1,629.026	12/31/03
9.308784	1,604.064	12/31/02
Old Mutual Large Cap Growth Portfolio
16.202495	1,355.316	12/31/07
13.775786	1,355.534	12/31/06
13.270997	1,433.707	12/31/05
12.905007	1,433.969	12/31/04
12.043406	1,350.822	12/31/03
9.331418	4.611	12/31/02
Old Mutual Mid-Cap Portfolio
17.354321	10,192.835	12/31/07
17.363764	15,110.438	12/31/06
15.877263	17,026.109	12/31/05
15.270578	15,232.224	12/31/04
13.062971	3,036.375	12/31/03
9.886203	1,306.865	12/31/02
Old Mutual Select Value Portfolio
14.534736	3,931.050	12/31/07
14.007090	6,115.630	12/31/06
11.326294	6,341.041	12/31/05
11.018992	6,341.041	12/31/04
10.892547	4,649.903	12/31/03
9.360017	1,590.677	12/31/02

APPENDIX B: PORTFOLIOS

.Portfolio / Advisor	Investment Objective / Strategy
Janus Aspen Series

Janus Aspen Worldwide Growth Portfolio-Institutional Shares Advisor — Janus Capital Management LLC	This diversified portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Old Mutual Insurance Series Fund

Old Mutual Large Cap Growth Portfolio Adviser — Old Mutual Capital, Inc. Sub-Advisers: Ashfield Capital Partners, LLC and Turner Investment Partners, Inc.	The Portfolio seeks to provide investors with long-term capital growth. To pursue this goal, the Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-cap companies with favorable growth prospects. For purposes of this Portfolio, large cap companies are those companies with market capitalizations within the market capitalization range of those companies in the Russell 1000® Growth Index. As of February 29, 2008, the Russell 1000® Growth Index included companies with market capitalizations between $300 million and $490 billion. The market capitalization of the companies in the Portfolio’s holdings and the Russell 1000® Growth Index changes over time and the Portfolio will not automatically sell or stop buying stock of a company it already owns if the company’s market capitalization grows or falls out of this range. Equity securities in which the Portfolio may invest include common and preferred stocks.

Old Mutual Mid-Cap Portfolio Adviser — Old Mutual Capital, Inc. Sub-Adviser: Liberty Ridge Capital, Inc.	The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. To pursue this goal, the Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-cap companies. For purposes of this Portfolio, mid-cap companies are those companies with market capitalizations similar to the companies in the S&P MidCap 400 Index. As of December 31, 20072006, the S&P MidCap 400 Index included companies with market capitalizations between $1.5 billion and $5.5 billion. The market capitalization of the companies in the Portfolio’s holdings and the S&P MidCap 400 Index changes over time and the Portfolio will not automatically sell or stop buying stock of a company it already owns if the company’s market capitalization grows or falls out of this range. Equity securities in which the Portfolio may invest include common and preferred stocks.

Old Mutual Select Value Portfolio Adviser — Old Mutual Capital, Inc. Sub-Adviser: Liberty Ridge Capital, Inc.	The Portfolio seeks to provide investors with long-term growth of capital and income. Current income is a secondary objective. To pursue this goal, the Portfolio normally invests at least 65% of its net assets in equity securities of large cap companies with value characteristics. Equity securities in which the Portfolio may invest include common and preferred stocks.